NVIT American Funds Global Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	13.26%	11.72%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.21%	7.82%		11.73%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.21%	7.82%		11.73%